Quarterly Financial Data	12 Months Ended
Dec. 31, 2013
Quarterly Financial Data [Abstract]
Quarterly Financial Data
QUARTERLY FINANCIAL DATA (UNAUDITED)

Summarized quarterly financial data (in thousands, except per share data) for the fiscal years ended December 31, 2013, and 2012, are set forth below. The Company's operations are subject to seasonal fluctuations. The amounts reported below have been adjusted to reflect reclassification of the discontinued operations.

	Quarter Ended
	March 31	June 30	September 30	December 31
2013
Total revenue	$159,912	$142,354	$173,379	$185,203
Cost of revenue	68,652	58,207	79,404	85,011
Net revenue	91,260	84,147	93,975	100,192
Total expenses and other income	60,094	60,387	64,524	64,377
Income from continuing operations	20,180	15,654	23,127	25,518
Income (loss) from discontinued operations, net of tax	84	9	14	(740)
Net income	20,264	15,663	23,141	24,778
Diluted income per share:
Income from continuing operations, net of tax	0.68	0.53	0.79	0.87
Income (loss) from discontinued operations, net of tax	—	—	—	(0.03)
Net income	0.68	0.53	0.79	0.84
Diluted weighted average shares	29,955	29,603	29,353	29,393

2012
Total revenue	$133,629	$131,505	$148,700	$178,257
Cost of revenue	56,456	57,379	63,518	79,200
Net revenue	77,173	74,126	85,182	99,057
Total expenses and other income	50,648	49,243	55,294	58,116
Income from continuing operations	17,375	16,297	19,578	27,612
Income (loss) from discontinued operations, net of tax	137	52	(689)	(3)
Net income	17,512	16,349	18,889	27,609
Diluted income per share:
Income from continuing operations, net of tax	0.57	0.56	0.67	0.93
Income (loss) from discontinued operations, net of tax	0.01	—	(0.03)	—
Net income	0.58	0.56	0.64	0.93
Diluted weighted average shares	30,353	29,404	29,430	29,666